Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 444,187,500.01
Previously Paid Amount	60,889.15
Total Fee Amount	61,342.29
Total Offset Amount	0.00
Net Fee	$ 453.14